Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash in hand	$ 256	$ 294
Cash in banks	26,456,482	90,167,673
Money market fund	30,445,339
Cash	$ 56,902,077	$ 90,167,967